Summary of Significant Accounting Policies and Use of Estimates and Judgments - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Laboratory equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Laboratory equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	10 years
Office equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Office equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	10 years
Right-of-use assets [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	Lease terms
Right-of-use assets [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets
Right-of-use assets [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets